Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Net Income and Basic and Diluted Earnings Per Share, Reduced Amounts

If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2012, 2011 and 2010, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2012		2011	2010
	RMB	US$	RMB	RMB
Net income	-	-	(2,499)	(5,075)
Earnings per share
- Basic	-	-	(0.19)	(0.39)
- Diluted	-	-	(0.19)	(0.39)

Schedule of Net Income (Loss) Before Income Taxes

The Group had minimal operations in jurisdictions other than the PRC. Net income (loss) before income taxes consists of:

	2012		2011	2010
	RMB	US$	RMB	RMB
Cayman Islands	(2,482)	(398)	(2,183)	(14,423)
British Virgin Islands	(3)	(1)	(2)	(2)
PRC	(59,655)	(9,575)	27,285	67,900
U.S.A	(25)	(4)	(107)	(2,721)
	(62,164)	(9,978)	24,993	50,754

Schedule of Income Tax Benefit (Expense)

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2010	(8,427)	(2,632)	(11,059)

Year ended December 31, 2011	(3,790)	(165)	(3,955)

Year ended December 31, 2012	-	7,727	7,727
Year ended December 31, 2012 (US$)	-	1,240	1,240

Schedule of Reconciliation of Income Tax Benefit Rate

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 15% (the statutory tax rate of the Company's principal subsidiary) for the year ended December 31, 2012, 2011 and 2010 for the following reasons:

	2012		2011	2010
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(62,164)	(9,978)	24,993	50,754

Computed "expected" tax expense	-	-	(6,604)	(13,275)
Non-deductible expenses	-	-	(767)	4,425
Non-taxable income	-	-	940	(1,965)
Tax holiday	-	-	2,641	8,850
Tax effect of deferred tax and tax rates differential	7,727	1,240	(165)	(9,094)

Actual income tax benefit (expense)	7,727	1,240	(3,955)	(11,059)

Schedule of Deferred Tax Assets (Liabilities)

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2012 and 2011 are presented below.

	December 31,2012		December 31,2011
	RMB	US$	RMB
Current
Accounts receivable	179	29	268
Other receivables	636	102	-
Inventory impairment	917	147	917
Estimated Loss due to Product Warranty	125	20	124
	1,857	298	1,309
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,481	238	1,622
Construction in progress, principally due to capitalized interest	(3,093)	(497)	(1,417)
Lease prepayments, principally due to differences in charges	(383)	(61)	(394)
Allowance for advanced to supplier-long term	242	39	-
Net loss carryforward	8,743	1,403	-
	6,990	1,122	(189)
Net deferred income tax assets	8,847	1,420	1,120